STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income
Interest income	$ 26,922	$ 21,951
Other income	30,350	101,777
Total income	57,272	123,728
Share of income from operating limited partnerships	820,440	6,099,658
Expenses
Professional fees	160,346	181,876
Partnership management fee	541,340	1,200,472
General and administrative expenses	103,985	124,637
Operating Expenses	805,671	1,506,985
NET INCOME (LOSS)	72,041	4,716,401
Net income (loss) allocated to general partner	720	47,164
Net income (loss) allocated to limited partners	71,321	4,669,237
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0.21
Series Fifteen [Member]
Income
Interest income	1,439	2,201
Other income	1,318	2,313
Total income	2,757	4,514
Share of income from operating limited partnerships	325,050	129,038
Expenses
Professional fees	35,926	40,864
Partnership management fee	138,632	167,675
General and administrative expenses	20,023	30,532
Operating Expenses	194,581	239,071
NET INCOME (LOSS)	133,226	(105,519)
Net income (loss) allocated to general partner	1,332	(1,055)
Net income (loss) allocated to limited partners	131,894	(104,464)
Net income (loss) per BAC (in dollars per unit)	$ 0.03	$ (0.03)
Series Sixteen [Member]
Income
Interest income	1,848	3,285
Other income	2,024	3,911
Total income	3,872	7,196
Share of income from operating limited partnerships	148,294	204,525
Expenses
Professional fees	39,313	40,659
Partnership management fee	254,665	413,509
General and administrative expenses	24,386	29,552
Operating Expenses	318,364	483,720
NET INCOME (LOSS)	(166,198)	(271,999)
Net income (loss) allocated to general partner	(1,662)	(2,720)
Net income (loss) allocated to limited partners	(164,536)	(269,279)
Net income (loss) per BAC (in dollars per unit)	$ (0.03)	$ (0.05)
Series Seventeen [Member]
Income
Interest income	1,642	5,552
Other income	16,209	12,574
Total income	17,851	18,126
Share of income from operating limited partnerships	247,646	819,215
Expenses
Professional fees	34,300	37,427
Partnership management fee	234,245	317,273
General and administrative expenses	22,460	24,925
Operating Expenses	291,005	379,625
NET INCOME (LOSS)	(25,508)	457,716
Net income (loss) allocated to general partner	(255)	4,577
Net income (loss) allocated to limited partners	(25,253)	453,139
Net income (loss) per BAC (in dollars per unit)	$ (0.01)	$ 0.09
Series Eighteen [Member]
Income
Interest income	630	2,237
Other income	10,485	31,276
Total income	11,115	33,513
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	26,832	27,866
Partnership management fee	(203,875)	197,734
General and administrative expenses	18,184	19,764
Operating Expenses	(158,859)	245,364
NET INCOME (LOSS)	169,974	(211,851)
Net income (loss) allocated to general partner	1,700	(2,119)
Net income (loss) allocated to limited partners	168,274	(209,732)
Net income (loss) per BAC (in dollars per unit)	$ 0.05	$ (0.06)
Series Nineteen [Member]
Income
Interest income	21,363	8,676
Other income	314	51,703
Total income	21,677	60,379
Share of income from operating limited partnerships	99,450	4,946,880
Expenses
Professional fees	23,975	35,060
Partnership management fee	117,673	104,281
General and administrative expenses	18,932	19,864
Operating Expenses	160,580	159,205
NET INCOME (LOSS)	(39,453)	4,848,054
Net income (loss) allocated to general partner	(395)	48,481
Net income (loss) allocated to limited partners	$ (39,058)	$ 4,799,573
Net income (loss) per BAC (in dollars per unit)	$ (0.01)	$ 1.18